Class A Shares of Common Stock Subject to Possible Redemption (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 05, 2024	Sep. 06, 2023	Mar. 06, 2023	Dec. 31, 2022
Common Class A [Member]
Common stock authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Voting rights	one	one
Class A ordinary shares, shares subject to possible redemption issued	21,151,393	21,151,393	481,865	1,847,662	21,151,393
Class A ordinary shares, shares subject to possible redemption outstanding				1,847,662	21,151,393
Percentage of common stock issued			48.00%	65.00%	88.10%
Percentage of common stock outstanding			48.00%	65.00%	88.10%
Common stock held in trust	$ 5,840,000	$ 10,426,000
Class A Common Stock Subject To Possible Redemption [Member]
Common stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Class A ordinary shares, shares subject to possible redemption issued		1,000,945
Class A ordinary shares, shares subject to possible redemption outstanding	519,080	1,000,945				24,000,000
Outstanding price per share	$ 11.27	$ 10.84				$ 10.15